Financial assets	12 Months Ended
Dec. 31, 2023
Disclosure of financial assets [abstract]
Financial assets

13.	Financial assets
Financial assets consisted of the following:

		At December 31,
		2023			2022
	Note	Current	Non- current	Total	Current	Non- current	Total
		(€ million)
Derivative financial assets	17	€17	€23	€40	€13	€21	€34
Financial securities measured at fair value through other comprehensive income	24	59	356	415	96	62	158
Financial securities measured at fair value through profit or loss	24	1,013	911	1,924	573	367	940
Financial securities measured at amortized cost		3,667	1,764	5,431	3,171	52	3,223
Financial receivables		2,023	158	2,181	469	158	627
Collateral deposits(1)	24	51	57	108	1	50	51
Total financial assets		€6,830	€3,269	€10,099	€4,323	€710	€5,033
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(1) Collateral deposits are held in connection with derivative transactions and debt obligations
The increase of €5.1 billion in financial assets was mainly due to (i) a €2.2 billion increase in financial securities measured at amortized cost primarily attributable to the ~~i~~nvestment in marketable debt securities by our central treasury companies (ii) a €1.6 billion increase in financial receivables mainly due to the sale of receivables, for which the consideration has not yet been settled as of the balance sheet date (iii) a €1.0 billion increase in financial securities measured at fair value through profit or loss mainly due to the outstanding nominal amount of €0.6 billion for a credit linked note issued by FCA Bank and delivered to Stellantis upon completion of the disposal of FCA Bank (Refer to Note 2, Scope of consolidation - Disposals for additional information) and (iv) a €0.3 billion increase in Financial securities measured at fair value through other comprehensive income which includes the acquisition of a 19.3 percent equity stake in McEwen Copper for €0.3 billion.
During the year ended December 31, 2021, Credit Suisse Asset Management suspended redemptions and subscriptions of certain supply chain finance funds, which the Company holds a position in, and approved the commencement of the liquidation process of the funds. The Company received cash proceeds of approximately 67 percent of its investment during 2021, with no further material proceeds received during the years ended December 31, 2022 and 2023.
As a result of information received during the year ended December 31, 2023, we believe that the uncertainty surrounding recovery of the remaining balance has increased, and therefore we have impaired the remaining balance of €132 million. This was previously reported within Financial securities measured at amortized cost and has now been recognized within Net financial expenses/(income) in the Consolidated Income Statement.